Accounting policies (Policies)	6 Months Ended
Dec. 31, 2025
Accounting policies
Taxes on income	Taxes on income in the interim periods are accrued using the tax rate that would be applicable to expected total annual earnings.
New and amended standards and interpretations adopted by the Group

New and amended standards and interpretations adopted by the Group

The following amendments to standards have been adopted by the Group for the first time for the year ended 30 June 2025:

●	Lack of Exchangeability (Amendments to IAS 21)

The adoption of this amendment has not had a material effect on the Group’s financial statements.

New and amended standards and interpretations issued but not yet adopted

New and amended standards and interpretations issued but not yet adopted

The following amendments to IFRS that have been issued by the IASB will become effective in a subsequent accounting period:

●	Presentation and Disclosure in Financial Statements (IFRS 18)
●	Classification and Measurement of Financial Instruments (Amendment to IFRS 9 and IFRS 7)

These changes are not expected to have a material effect on the Group’s results however the disclosure changes will impact key statements including the Consolidated Statement of Profit or Loss and the Consolidated Statement of Cash Flows as defined in IFRS 18, and the inclusion of management’s Adjusted EBITDA measure.